Retirement benefits - Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 769.1	$ 8.2	₨ 859.1
Realized interest credited to fund	59.9	0.6	70.2
Contribution during the period	191.6	2.0	88.6
Amount paid towards claim	(180.4)	(1.9)	(248.8)
Ending Balance	₨ 840.2	$ 8.9	₨ 769.1